Stock-based compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Details) - Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of Shares
Nonvested PSUs, restricted stock and RSUs, beginning balance (shares) | shares	15,086,135
Granted (shares) | shares	8,295,173
Vested (shares) | shares	(6,238,671)
Forfeited (shares) | shares	(685,921)
Nonvested PSUs, restricted stock and RSUs, ending balance (shares) | shares	16,456,716
Weighted-average fair value
Nonvested PSUs, restricted stock and RSUs, beginning balance (usd per share) | $ / shares	$ 50.38
Granted (usd per share) | $ / shares	50.71
Vested (usd per share) | $ / shares	48.74
Forfeited (usd per share) | $ / shares	49.70
Nonvested PSUs, restricted stock and RSUs, ending balance (usd per share) | $ / shares	$ 51.20